New accounting policies and significant accounting policies adopted (Details)	12 Months Ended
Dec. 31, 2020
Property, buildings and leasehold improvements | Minimum
Property, Plant and Equipment
Estimated useful lives (in years)	5 years
Property, buildings and leasehold improvements | Maximum
Property, Plant and Equipment
Estimated useful lives (in years)	20 years
IT equipment | Minimum
Property, Plant and Equipment
Estimated useful lives (in years)	3 years
IT equipment | Maximum
Property, Plant and Equipment
Estimated useful lives (in years)	10 years
Furniture, equipment and fittings | Minimum
Property, Plant and Equipment
Estimated useful lives (in years)	3 years
Furniture, equipment and fittings | Maximum
Property, Plant and Equipment
Estimated useful lives (in years)	10 years